Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 12)	-	-	2,384	2,384
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	2,200	2,200
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2017	14,189
Balance, December 31, 2018	14,189
Balance, December 31, 2019	14,189

Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 12)	-	-	1,955	1,955
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	1,513	1,513
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2017	21,165
Balance, December 31, 2018	21,165
Balance, December 31, 2019	21,165